Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
China, Yuan Renminbi | Location, Statement of Financial Position, Balance [Axis]: mask:BalanceSheetMember
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	0	7.1636		7.2672	7.2513
China, Yuan Renminbi | Location, Statement of Financial Position, Balance [Axis]: mask:ConsolidatedStatementsOfOperationsAndComprehensiveIncomeAndCashFlowsMember
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	0	7.2143	7.1767	7.2248	6.9536
Hong Kong, Dollars | Location, Statement of Financial Position, Balance [Axis]: mask:BalanceSheetMember
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	7.7833	7.8499		7.8083	7.8363
Hong Kong, Dollars | Location, Statement of Financial Position, Balance [Axis]: mask:ConsolidatedStatementsOfOperationsAndComprehensiveIncomeAndCashFlowsMember
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	7.7994	7.7893	7.787	7.819	7.8373
EUR [Member] | Location, Statement of Financial Position, Balance [Axis]: mask:BalanceSheetMember
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	1.1736	0
EUR [Member] | Location, Statement of Financial Position, Balance [Axis]: mask:ConsolidatedStatementsOfOperationsAndComprehensiveIncomeAndCashFlowsMember
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	1.1664		0